Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Net Interest Income

			Group
	2022	2021	2020
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	5,774	4,619	4,745
Loans and advances to banks	618	52	49
Reverse repurchase agreements – non trading	149	35	118
Other	167	56	119
Total interest and similar income(1)	6,708	4,762	5,031
Interest expense and similar charges:
Deposits by customers	(905)	(430)	(1,011)
Deposits by banks	(496)	(25)	(28)
Repurchase agreements – non trading	(120)	(3)	(43)
Debt securities in issue	(650)	(252)	(440)
Subordinated liabilities	(108)	(92)	(111)
Other	(4)	(11)	(10)
Total interest expense and similar charges(2)	(2,283)	(813)	(1,643)
Net interest income	4,425	3,949	3,388

(1)Includes £87m (2021: £22m, 2020: £38m) of interest income on financial assets at FVOCI.
(2)Includes £6m (2021: £317m, 2020: £451m) of interest expense on derivatives hedging debt issuances and £3m (2021: £3m, 2020, £3m) of interest expense on lease liabilities.